Quarterly Holdings Report
for
Fidelity Advisor Freedom® Income Fund
December 31, 2021
AFF-NPRT3-0322
1.811329.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/20/22 to 3/3/22 (Cost $59,995)	60,000	59,996

Domestic Equity Funds - 8.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	112,198	1,852,387
Fidelity Advisor Series Growth Opportunities Fund (b)	90,820	1,276,023
Fidelity Advisor Series Small Cap Fund (b)	58,410	846,949
Fidelity Series All-Sector Equity Fund (b)	67,155	799,140
Fidelity Series Commodity Strategy Fund (b)	1,122,144	4,589,568
Fidelity Series Large Cap Stock Fund (b)	155,120	2,945,727
Fidelity Series Large Cap Value Index Fund (b)	20,469	318,505
Fidelity Series Opportunistic Insights Fund (b)	82,973	1,720,869
Fidelity Series Small Cap Opportunities Fund (b)	69,995	1,044,321
Fidelity Series Stock Selector Large Cap Value Fund (b)	133,415	1,875,811
Fidelity Series Value Discovery Fund (b)	115,618	1,915,784
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,415,827)		19,185,084

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	123,562	1,795,356
Fidelity Series Emerging Markets Fund (b)	126,783	1,332,491
Fidelity Series Emerging Markets Opportunities Fund (b)	605,199	12,721,276
Fidelity Series International Growth Fund (b)	241,220	4,612,130
Fidelity Series International Small Cap Fund (b)	66,557	1,423,657
Fidelity Series International Value Fund (b)	413,141	4,614,780
Fidelity Series Overseas Fund (b)	320,235	4,611,386
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,094,824)		31,111,076

Bond Funds - 61.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,302,265	23,137,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	181,953	1,843,185
Fidelity Series Emerging Markets Debt Fund (b)	132,355	1,200,463
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	42,495	401,149
Fidelity Series Floating Rate High Income Fund (b)	24,771	229,378
Fidelity Series High Income Fund (b)	151,546	1,445,750
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,077,849	11,403,639
Fidelity Series International Credit Fund (b)	13,784	136,735
Fidelity Series International Developed Markets Bond Index Fund (b)	431,424	4,240,898
Fidelity Series Investment Grade Bond Fund (b)	7,662,193	89,034,685
Fidelity Series Long-Term Treasury Bond Index Fund (b)	784,608	6,684,857
Fidelity Series Real Estate Income Fund (b)	74,051	868,616
TOTAL BOND FUNDS (Cost $134,268,924)		140,627,120

Short-Term Funds - 16.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	160,589	160,621
Fidelity Series Government Money Market Fund 0.08% (b)(d)	29,724,500	29,724,500
Fidelity Series Short-Term Credit Fund (b)	796,626	7,982,192
TOTAL SHORT-TERM FUNDS (Cost $37,788,626)		37,867,313

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $209,628,196)	228,850,589
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,436)
NET ASSETS - 100.0%	228,820,153

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	145,509	196,575	181,463	50	-	-	160,621	0.0%
Total	145,509	196,575	181,463	50	-	-	160,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,963,475	744,503	887,030	344,906	78,824	(47,385)	1,852,387
Fidelity Advisor Series Growth Opportunities Fund	1,365,514	665,545	567,960	319,986	15,585	(202,661)	1,276,023
Fidelity Advisor Series Small Cap Fund	888,116	278,946	295,913	159,881	46,389	(70,589)	846,949
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	24,686,871	1,513,674	155,736	(8,508)	(26,924)	23,137,765
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,660,182	2,835,272	16,485	(11,888)	30,163	1,843,185
Fidelity Series All-Sector Equity Fund	839,210	222,480	287,560	119,541	36,998	(11,988)	799,140
Fidelity Series Canada Fund	1,218,792	739,062	347,271	40,175	11,010	173,763	1,795,356
Fidelity Series Commodity Strategy Fund	6,551,523	2,727,211	3,824,335	2,067,417	(321,807)	(543,024)	4,589,568
Fidelity Series Emerging Markets Debt Fund	1,270,488	180,604	248,115	44,289	(13,326)	10,812	1,200,463
Fidelity Series Emerging Markets Debt Local Currency Fund	413,737	89,710	76,979	16,119	(2,336)	(22,983)	401,149
Fidelity Series Emerging Markets Fund	1,671,168	349,809	548,606	46,231	42,820	(182,700)	1,332,491
Fidelity Series Emerging Markets Opportunities Fund	15,321,215	5,014,681	5,176,841	1,507,327	531,778	(2,969,557)	12,721,276
Fidelity Series Floating Rate High Income Fund	255,922	32,420	60,992	8,461	(2,666)	4,694	229,378
Fidelity Series Government Money Market Fund 0.08%	45,852,734	5,085,754	21,213,988	22,712	-	-	29,724,500
Fidelity Series High Income Fund	1,508,394	201,756	290,689	63,678	3,248	23,041	1,445,750
Fidelity Series Inflation-Protected Bond Index Fund	28,604,275	3,490,636	21,184,080	972,162	2,061,700	(1,568,892)	11,403,639
Fidelity Series International Credit Fund	134,105	3,460	-	3,459	-	(830)	136,735
Fidelity Series International Developed Markets Bond Index Fund	-	4,423,118	159,739	2,812	(779)	(21,702)	4,240,898
Fidelity Series International Growth Fund	3,415,325	2,171,822	1,165,619	374,334	4,389	186,213	4,612,130
Fidelity Series International Small Cap Fund	1,082,206	585,957	272,436	172,123	10,410	17,520	1,423,657
Fidelity Series International Value Fund	3,411,504	2,289,243	1,186,916	234,630	30,000	70,949	4,614,780
Fidelity Series Investment Grade Bond Fund	91,906,911	12,785,291	16,379,444	1,593,295	(123,768)	845,695	89,034,685
Fidelity Series Large Cap Stock Fund	3,064,744	774,997	992,577	284,778	74,787	23,776	2,945,727
Fidelity Series Large Cap Value Index Fund	330,754	58,854	91,831	19,590	11,207	9,521	318,505
Fidelity Series Long-Term Treasury Bond Index Fund	6,455,375	1,728,643	2,051,350	131,633	(133,200)	685,389	6,684,857
Fidelity Series Opportunistic Insights Fund	1,820,213	641,520	815,990	293,287	135,282	(60,156)	1,720,869
Fidelity Series Overseas Fund	3,421,024	1,946,440	1,273,057	139,134	59,168	457,811	4,611,386
Fidelity Series Real Estate Income Fund	907,464	115,248	209,821	32,729	13,743	41,982	868,616
Fidelity Series Short-Term Credit Fund	9,654,824	1,854,673	3,392,468	137,839	4,170	(139,007)	7,982,192
Fidelity Series Small Cap Opportunities Fund	1,096,039	471,558	370,136	282,782	32,389	(185,529)	1,044,321
Fidelity Series Stock Selector Large Cap Value Fund	1,940,778	559,513	616,179	257,668	56,103	(64,404)	1,875,811
Fidelity Series Value Discovery Fund	1,986,849	490,024	652,999	163,773	65,208	26,702	1,915,784
	238,352,678	80,070,531	88,989,867	10,028,972	2,706,930	(3,510,300)	228,629,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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